OPERATING LEASES (Tables)	12 Months Ended
Mar. 31, 2015
OPERATING LEASES
Schedule of property on operating leases	Property on Operating Lease
	March 31, 2014	March 31, 2015
	RMB	RMB
Building	26,251,157	26,251,157
Less: Accumulated depreciation	(4,156,433)	(5,038,472)

	22,094,724	21,212,685

Schedule of future minimum rentals under non-cancelable operating leases

Rentals under Operating Lease

Future minimum rentals under non-cancelable operating lease as of March 31, 2015 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2016	3,308,825
2017	3,475,825
2018	3,647,360
2019	3,830,195
2020	3,663,927
Thereafter	—

17,926,132